Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commercial building [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%
Price per square meter	$ 1,016	$ 1,122
Impact on statement of income for the increase in price per square meter	1,816	2,006
Impact on statement of income for the decrease in price per square meter	$ (1,816)	$ (2,006)
Land [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%
Price per square meter	$ 189	$ 203
Impact on statement of income for the increase in price per square meter	184	565
Impact on statement of income for the decrease in price per square meter	$ (184)	$ (565)